ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 47,285,393	$ 50,568,698	$ 33,941,083
Within one year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	27,346,103	42,257,189
Not Overdue
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	7,609,771	13,225,014
Over one year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 19,939,290	$ 8,311,509